Other Transactions with Affiliates. Funds with partnership status for federal income tax purposes may not be eligible for beneficial withholding rates, available to RICs, in certain foreign jurisdictions. JNAM has agreed to reimburse these Funds for an amount equal to the additional tax withheld. These amounts are included in Foreign taxes withheld on the Statements of Operations. The Funds could also experience delays in receipt of tax reclaim payments due to their partnership status, as compared to the timing experienced by funds with RIC status for federal income tax purposes. JNAM has agreed to contribute to these Funds an amount equal to the outstanding tax reclaims, within the timeframe the Funds would have received payment under RIC status. The Funds will then reimburse JNAM once the reclaim payments are received from the foreign tax authorities. Amounts paid to the Funds by JNAM due to delayed tax reclaim receipts are included in Payable to affiliates on the Statements of Assets and Liabilities.

For the year ended December 31, 2025, transactions between the Funds and JNAM, related to foreign tax reclaims, due to the Funds' partnership status for federal income tax purposes, are as follows (in thousands):

Fund	Gross Payments From JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholdings Tax Reimbursed from JNAM ($)
JNL Growth Allocation Fund	47	35	12	—
JNL Multi-Manager Alternative Fund	84	10	14	60
JNL Multi-Manager Mid Cap Fund	57	—	3	54
JNL/AB Sustainable Global Thematic Fund	4	—	4	—
JNL/BlackRock Global Allocation Fund	1,365	860	505	—
JNL/BlackRock Global Natural Resources Fund	152	87	65	—
JNL/BlackRock Large Cap Select Growth Fund	64	56	8	—
JNL/ClearBridge Large Cap Growth Fund	19	—	—	19
JNL/First Sentier Global Infrastructure Fund	244	94	150	—
JNL/Franklin Templeton Income Fund	107	97	7	3
JNL/GQG Emerging Markets Equity Fund	426	74	214	138
JNL/Invesco Diversified Dividend Fund	167	136	28	3
JNL/Invesco Global Growth Fund	1,114	409	625	80
JNL/JPMorgan Global Allocation Fund	536	134	324	78
JNL/Mellon World Index Fund	324	34	181	109
JNL/MFS Mid Cap Value Fund	77	—	77	—
JNL/T. Rowe Price Balanced Fund	298	50	178	70
JNL/T. Rowe Price Growth Stock Fund	113	—	113	—
JNL/T. Rowe Price Mid-Cap Growth Fund	15	—	—	15
JNL/T. Rowe Price Value Fund	184	—	184	—
JNL/WMC Balanced Fund	1	—	1	—
JNL/WMC Equity Income Fund	167	56	110	1
JNL/WMC Global Real Estate Fund	235	132	81	22
JNL/WMC Value Fund	3	—	—	3